Lines of Credit Payable	6 Months Ended
Jun. 30, 2015
Lines of Credit Payable [Member]
Line Of Credit Payable [Text Block]
Note 5 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2015	2014
Due to casino operators	$39,986,007	$32,392,020

Due to casino operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung and Bao Li Gaming and are interest free and renewable monthly and an advance of commission income.

The casino operators, both in Macau and Australia, have extended lines of credit totaling approximately $57,654,000 and $59,324,000 as of June 30, 2015 and December 31, 2014, respectively.  The lines of credit may be exceeded from time to time at the discretion of the casino operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The lines of credit for Bao Li Gaming and the Crown Australia Junket Operator are guaranteed by Mr. Lou and are secured by his personal checks.